GOODWILL AND OTHER INTANGIBLE ASSETS - Narrative (Details) $ in Millions	3 Months Ended				5 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) market	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) market	Jun. 30, 2024 USD ($) market	Dec. 31, 2025 market	Dec. 31, 2024 USD ($) market	Dec. 31, 2023 USD ($) market
Impairment Testing Assumptions [Line Items]
Impairment						$ 5,981
Number of television markets with FCC license book values | market					14	14	14
FCC licenses
Impairment Testing Assumptions [Line Items]
Assessments performed | market						14	14
Qualitative assessments performed | market						9	6
Quantitative assessments performed | market						5	8
Indefinite-lived intangible assets		$ 2,165				$ 2,165
International broadcast licenses
Impairment Testing Assumptions [Line Items]
Indefinite-lived intangible assets		13				13
FCC licenses
Impairment Testing Assumptions [Line Items]
Estimated weighted average straight-line amortization period					30 years
TV Media | FCC licenses
Impairment Testing Assumptions [Line Items]
Quantitative assessments performed | market	6		14	8
Impairment charges	$ 157		$ 104	$ 15
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment charges		Impairment charges	Impairment charges
Markets Impaired | market	6		5	2
TV Media | FCC licenses | Five Markets
Impairment Testing Assumptions [Line Items]
Impairment charges		$ 22					$ 83
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]		Impairment charges					Impairment charges
Markets Impaired | market							5
TV Media | International broadcast licenses
Impairment Testing Assumptions [Line Items]
Impairment charges						$ 8
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]						Impairment charges
Indefinite-lived intangible assets		$ 13				$ 13
TV Media | Measurement Input, Discount Rate | FCC licenses
Impairment Testing Assumptions [Line Items]
Assumption rates for intangible asset impairment testing (in percent)	0.0750		0.0750	0.08
TV Media | Measurement Input, Discount Rate | FCC licenses | Five Markets
Impairment Testing Assumptions [Line Items]
Assumption rates for intangible asset impairment testing (in percent)		0.075				0.075
TV Media | Measurement Input, Long-Term Revenue Growth Rate | FCC licenses
Impairment Testing Assumptions [Line Items]
Assumption rates for intangible asset impairment testing (in percent)	(0.02)		(0.02)	0
TV Media | Measurement Input, Long-Term Revenue Growth Rate | FCC licenses | Five Markets
Impairment Testing Assumptions [Line Items]
Assumption rates for intangible asset impairment testing (in percent)		(0.02)				(0.02)
Cable Networks | TV Media
Impairment Testing Assumptions [Line Items]
Impairment				$ 5,980
Cable Networks | TV Media | Measurement Input, Discount Rate
Impairment Testing Assumptions [Line Items]
Assumption rates for goodwill impairment testing (in percent)				0.11
Cable Networks | TV Media | Measurement Input, Long-Term Revenue Growth Rate
Impairment Testing Assumptions [Line Items]
Assumption rates for goodwill impairment testing (in percent)				(0.03)